Financial instruments and risk management - Classification of financial assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 5,766	£ 6,364
Current assets	5,255	5,509
Non-current assets	511	855
Financial liabilities	(20,445)	(21,425)
Current liabilities	(6,858)	(6,067)
Non-current liabilities	(13,587)	(15,358)
Total net financial assets/(liabilities)	(14,679)	(15,061)
Total net financial assets/(liabilities) current	(1,603)	(558)
Total net financial assets/(liabilities) non-current	(13,076)	(14,503)
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14,727)	(16,785)
Current liabilities	(1,862)	(1,995)
Non-current liabilities	(12,865)	(14,790)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,986)	(3,858)
Current liabilities	(4,648)	(3,683)
Non-current liabilities	(338)	(175)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(267)	(236)
Current liabilities	(261)	(222)
Non-current liabilities	(6)	(14)
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(363)	(470)
Current liabilities	(82)	(106)
Non-current liabilities	(281)	(364)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(732)	(782)
Current liabilities	(348)	(389)
Non-current liabilities	(384)	(393)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	148	123
Non-current assets	148	123
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,421	2,157
Current assets	2,385	2,111
Non-current assets	36	46
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,749	3,323
Current assets	2,749	3,323
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	55	91
Current assets	46	73
Non-current assets	9	18
Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	3
Non-current assets	5	3
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	448	761
Current assets	121	75
Non-current assets	327	686
Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(43)
Current liabilities	0
Non-current liabilities	(43)
Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	106	189
Current assets	4	0
Non-current assets	102	189
Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(51)
Non-current liabilities	(51)
Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	205	469
Non-current assets	205	469
Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8)	(66)
Current liabilities	(5)	(52)
Non-current liabilities	(3)	(14)
Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	8
Current assets	57	1
Non-current assets	4	7
Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(10)
Current liabilities		(9)
Non-current liabilities		(1)
Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16	1
Current assets	14	1
Non-current assets	2	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(7,780)	(9,127)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(707)	(561)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(429)	(249)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(176)	(236)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(278)	(312)
Fair value through income statement | Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(43)
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(51)
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(8)	(66)
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(10)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(18,761)	(19,997)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14,727)	(16,785)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,580)	(2,742)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(91)	0
Liabilities at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(363)	(470)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(454)	(470)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(977)	(867)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(977)	(867)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	564	854
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	121	96
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	55	91
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	443	758
Fair value through income statement | Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	106	189
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	205	469
Fair value through income statement | Cash flow hedges | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	61	8
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	16	1
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	17	20
Fair value through other comprehensive income | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	17	20
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,779	5,115
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	5
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,017	1,784
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,749	3,323
Assets at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	3
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	3
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	406	375
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	2
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	404	373
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(143)	293
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	17	20
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(13,982)	(14,882)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (571)	£ (492)